Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended
	Jun. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary Of Significant Accounting Policies
Accumulated deficit	$ 37,535,779			$ 35,650,850	$ 33,822,124
Working capital	$ 27,640,522			$ 342,551
Property and equipment, depreciation useful lives	The estimated useful lives are: other assets are depreciated over 20 years; and leasehold improvements are depreciated over the term of the lease.
Warrants carrying value		$ 163,162	$ 472,899